UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Dryden Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:             800-225-1852

Date of fiscal year end:                 12/31/2007

Date of reporting period:                 6/30/2007

Item 1 – Reports to Stockholders

Dryden Short-Term Bond Fund, Inc.

Dryden Short-Term Corporate Bond Fund

JUNE 30, 2007	SEMIANNUAL REPORT

FUND TYPE

Debt

OBJECTIVE

High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

August 15, 2007

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser.

Sincerely,

Judy A. Rice, President

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund is to seek high current income consistent with the preservation of principal. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares). Gross operating expenses: Class A, 0.99%; Class B, 1.69%; Class C, 1.69%; Class R, 1.44%; Class Z, 0.69%. Net operating expenses apply to: Class A, 0.94%; Class B, 1.69%; Class C, 1.44%; Class R, 1.19%; Class Z, 0.69%, after contractual reduction through 4/30/2008.

Cumulative Total Returns as of 6/30/07
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	1.62%	5.38%	20.12%	57.97%	—
Class B	1.17	4.50	15.70	47.78	—
Class C	1.29	4.76	17.14	49.81	—
Class R	1.41	5.04	N/A	N/A	9.01% (5/17/04)
Class Z	1.65	5.65	21.63	61.87	—
Lehman Brothers 1–5 Year U.S. Credit Index[2]	1.93	6.02	23.41	73.64	**
Lipper Short/Int. Inv.-Grade Debt Funds Avg.[3]	1.25	4.90	18.50	61.30	***

Average Annual Total Returns[4] as of 6/30/07
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		1.96%	3.05%	4.33%	—
Class B		1.50	2.96	3.98	—
Class C		3.76	3.22	4.12	—
Class R		5.04	N/A	N/A	2.80% (5/17/04)
Class Z		5.65	3.99	4.93	—
Lehman Brothers 1–5 Year U.S. Credit Index[2]		6.02	4.30	5.67	**
Lipper Short/Int. Inv.-Grade Debt Funds Avg.[3]		4.90	3.44	4.89	***

2	Visit our website at www.jennisondryden.com

Distributions and Yields as of 6/30/07
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.24	4.67%
Class B	$0.20	4.08
Class C	$0.22	4.33
Class R	$0.23	4.57
Class Z	$0.26	5.07

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 3.25%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 3% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The Lehman Brothers 1–5 Year U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives a broad look at how short- and intermediate-term bonds have performed.

3The Lipper Short/Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately five years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Lehman Brothers 1–5 Year U.S. Credit Index Closest Month-End to Inception cumulative total returns are 10.88% for Class R. Lehman Brothers 1–5 Year U.S. Credit Index Closest Month-End to Inception average annual returns are 3.41% for Class R.

***Lipper Average Closest Month-End to Inception cumulative total returns are 9.17% for Class R. Lipper Average Closest Month-End to Inception average annual total returns are 2.88% for Class R.

Investors cannot invest directly in an index. The returns for the Lehman Brothers 1–5 Year U.S. Credit Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of total investments as of 6/30/07
DaimlerChrysler North America Holding, Inc., 4.05%, 06/04/08	1.3%
United States Treasury Notes, 4.75%, 5/31/12	1.1
Banc of America Commercial Mortgage Inc., 4.128%, 07/10/42	1.1
Deutsche Telekom International Finance (Netherlands), 8.00%, 06/15/10	1.0
Mexico Government International Bond (Mexico), 9.875%, 02/01/10	0.9

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/07
U.S. Government & Agency	1.1%
Aaa	7.9
Aa	9.6
A	21.6
Baa	52.9
Ba	4.0
Not Rated	2.0
Total Investments	99.1
Other assets in excess of liabilities	0.9
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2007, at the beginning of the period, and held through the six-month period ended June 30, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Short-Term Bond Fund, Inc./ Dryden Short-Term Corporate Bond Fund		Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,016.20	0.94%	$4.70
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

Class B	Actual	$1,000.00	$1,011.70	1.69%	$8.43
	Hypothetical	$1,000.00	$1,016.41	1.69%	$8.45

Class C	Actual	$1,000.00	$1,012.90	1.44%	$7.19
	Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20

Class R	Actual	$1,000.00	$1,014.10	1.19%	$5.94
	Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96

Class Z	Actual	$1,000.00	$1,016.50	0.69%	$3.45
	Hypothetical	$1,000.00	$1,021.37	0.69%	$3.46

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181days in the six-month period ended June 30, 2007, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2007 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of June 30, 2007 (Unaudited)

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 97.1%

ASSET BACKED SECURITIES 0.3%
American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A(b)	Baa1	5.790%	3/15/12	$430	$431,143
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(b)	Baa1	5.820	2/15/12	190	190,830
First Franklin NIM Trust, Series 2006-FF4N, Class N1, 144A	A(c)	5.500	3/25/36	64	64,137

Total asset backed securities (cost $684,464)					686,110

COMMERCIAL MORTGAGE BACKED SECURITIES 7.9%
Banc of America Commercial Mortgage Inc., Ser. 2004-4, Class A3	AAA(c)	4.128	7/10/42	2,800	2,728,795
Deutsche Mortgage and Asset Receiving Corp., Ser. 1998-C1, Class B	Aaa	6.664	6/15/31	570	571,428
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(c)	7.620	6/10/33	892	934,562
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2	AAA(c)	4.853	7/10/45	1,575	1,548,556
GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class A3	AAA(c)	4.207	12/10/41	1,000	972,295
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2	Aaa	3.285	7/05/35	1,500	1,444,405
GS Mortgage Secs. Corp. II, Ser. 1998-C1, Class B	AAA(c)	6.970	10/18/30	1,650	1,671,716
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2003-CB7, Class A2	Aaa	4.128	1/12/38	1,550	1,508,529
JP Morgan Chase Commercial Mortgage Securites Corp., Ser. 2005-LDP3, Class A2	Aaa	4.851	8/15/42	1,800	1,766,537

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	7

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LB-UBS Commercial Mortgage Trust, Ser. 2005-C5, Class A2	AAA(c)	4.885%	9/15/30	$1,800	$1,773,840
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960	7/12/38	1,800	1,773,054
Morgan Stanley Capital I, Ser. 2005-HQ5, Class A2	AAA(c)	4.809	1/14/42	1,900	1,871,597
Salomon Brothers Mortgage Securities, Inc., Ser. 2001-C2, Class A2	Aaa	6.168	2/13/10	2,006	2,012,181

Total commercial mortgage backed securities (cost $21,412,034)					20,577,495

CORPORATE BONDS 87.8%

Aerospace/Defense 0.8%
BAE Systems Holdings, Inc., Notes, 144A	Baa2	4.750	8/15/10	1,240	1,212,530
Goodrich Corp.	Baa2	7.500	4/15/08	385	390,150
Northrop Grumman Corp., Gtd. Notes	Baa1	7.125	2/15/11	340	356,629

					1,959,309

Airlines 0.8%
American Airlines, Inc.	Ba1	6.817	5/23/11	700	698,250
American Airlines, Inc.	Baa2	7.858	10/01/11	205	216,788
Continental Airlines, Inc.	Ba1	7.373	12/15/15	253	251,338
Continental Airlines, Inc.	Baa2	7.487	10/02/10	910	938,437

					2,104,813

Automotive 2.6%
DaimlerChrysler North America Holding Corp. M.T.N.	Baa1	5.750	9/08/11	1,155	1,156,588
DaimlerChrysler North America Holding, Inc., M.T.N.(b)	Baa1	5.840	9/10/07	980	980,777
DaimlerChrysler North America Holding, Inc.	Baa1	4.050	6/04/08	3,315	3,268,494
DaimlerChrysler North America Holding, Inc.	Baa1	4.875	6/15/10	260	255,046
Johnson Controls, Inc.	Baa1	5.250	1/15/11	1,195	1,182,737

					6,843,642

See Notes to Financial Statements.

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Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Banking 3.5%
Credit Suisse First Boston	Aa1	4.875%	8/15/10	$1,615	$1,590,572
HSBC Bank USA, Sr. Notes	Aa2	3.875	9/15/09	1,775	1,719,881
ICICI Bank Ltd. (India), 144A(b)	Baa2	5.895	1/12/10	420	420,701
ICICI Bank, Ltd., Notes (Singapore),144A	Baa2	5.750	11/16/10	440	437,448
JP Morgan Chase & Co.	Aa2	5.600	6/01/11	1,525	1,528,573
JP Morgan Chase & Co., Sub. Notes	Aa3	6.750	2/01/11	500	519,479
PNC Funding Corp.	A2	6.125	2/15/09	400	404,210
Popular North America, Inc., Notes	A2	5.200	12/12/07	670	668,868
Wells Fargo & Co., Sr. Notes	Aa1	4.200	1/15/10	1,815	1,769,036

					9,058,768

Brokerage 5.6%
Bear Stearns Cos., Inc.	A1	5.350	2/01/12	1,305	1,280,552
Goldman Sachs Group, Inc.	Aa3	5.000	1/15/11	2,370	2,326,198
Goldman Sachs Group, Inc.	Aa3	6.600	1/15/12	375	388,319
Janus Capital Group, Inc., Notes	Baa3	6.250	6/15/12	650	654,360
Lehman Brothers Holdings, Inc., M.T.N	A1	3.950	11/10/09	1,955	1,895,814
Lehman Brothers Holdings, Inc.	A1	4.250	1/27/10	435	424,071
Lehman Brothers Holdings, M.T.N.	A1	5.250	2/06/12	1,520	1,494,052
Merrill Lynch & Co., Inc., Notes	Aa3	4.250	2/08/10	2,055	1,998,132
Morgan Stanley Dean Witter	Aa3	3.875	1/15/09	1,080	1,056,926
Morgan Stanley Dean Witter	Aa3	4.000	1/15/10	1,160	1,119,884
Morgan Stanley Dean Witter	Aa3	5.625	1/09/12	2,000	1,995,684

					14,633,992

Building Materials & Construction 2.2%
American Standard, Inc.	Baa3	8.250	6/01/09	280	292,468
American Standard, Inc., Gtd. Notes	Baa3	7.625	2/15/10	810	847,316
Centex Corp.	Baa2	5.450	8/15/12	270	257,621
CRH America, Inc.	Baa1	5.625	9/30/11	570	565,612
DR Horton, Inc.	Baa3	5.000	1/15/09	1,000	984,916
Hanson PLC, Sr. Unsub. (United Kingdom)	Baa1	7.875	9/27/10	620	661,797

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	9

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Lafarge SA (France)	Baa2	6.150%	7/15/11	$700	$711,682
RPM International, Inc., Sr. Notes	Baa3	4.450	10/15/09	830	808,823
Ryland Group, Inc., Sr. Notes	Baa3	5.375	6/01/08	500	498,818

					5,629,053

Cable 2.7%
Comcast Cable Communications, Inc.	Baa2	6.200	11/15/08	800	806,347
Comcast Cable Communications, Inc., Sr. Notes	Baa2	6.750	1/30/11	810	838,395
Comcast Corp.	Baa2	5.450	11/15/10	1,145	1,139,027
Cox Communications, Inc.	Baa3	3.875	10/01/08	585	572,938
Cox Communications, Inc.	Baa3	4.625	1/15/10	725	708,139
Cox Communications, Inc.(b)	Baa3	5.910	12/14/07	830	831,747
Cox Communications, Inc.	Baa3	6.750	3/15/11	390	403,600
Cox Communications, Inc.	Baa3	7.875	8/15/09	290	303,100
Cox Enterprises, 144A(e) (cost $805,662; purchased 01/25/06)	Baa3	4.375	5/01/08	825	816,730
Time Warner Cable, Inc., 144A	Baa2	5.400	7/02/12	580	569,574

					6,989,597

Capital Goods 2.5%
Caterpillar Financial Services Corp.	A2	4.300	6/01/10	1,075	1,043,692
ERAC USA Finance Co., 144A(b)	Baa1	5.610	8/28/09	610	611,585
ERAC USA Finance Co., 144A	Baa2	7.350	6/15/08	830	841,359
ERAC USA Finance Co., 144A	Baa2	8.000	1/15/11	180	192,098
ERAC USA Finance Co., Gtd. Notes, 144A	Baa2	5.300	11/15/08	185	183,565
FedEx Corp.	Baa2	3.500	4/01/09	1,000	966,648
Honeywell International, Inc.	A2	7.500	3/01/10	220	231,213
Steelcase, Inc.	Baa3	6.500	8/15/11	1,000	1,011,377
Textron Financial Corp.	A3	4.600	5/03/10	895	875,736
Waste Management, Inc., Sr. Notes	Baa3	6.500	11/15/08	540	546,097

					6,503,370

See Notes to Financial Statements.

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Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Chemicals 1.9%
Dow Chemical Co.	A3	5.000%	11/15/07	$400	$399,016
ICI Wilmington, Inc., Gtd. Notes	Baa2	4.375	12/01/08	1,300	1,278,098
Lubrizol Corp., Notes	Baa3	5.875	12/01/08	1,000	1,003,672
Lubrizol Corp., Sr. Notes	Baa3	4.625	10/01/09	900	882,346
Union Carbide Corp.	Ba2	6.700	4/01/09	800	806,593
Valspar Corp.	Baa2	5.625	5/01/12	650	641,702

					5,011,427

Consumer 0.6%
Fortune Brands, Inc.	Baa2	5.125	1/15/11	555	541,575
Western Union Co.	A3	5.400	11/17/11	690	680,738
Whirlpool Corp.	Baa2	6.125	6/15/11	415	418,560

					1,640,873

Electrical Utilities 8.1%
Alabama Power Co., Series HH	A2	5.100	2/01/11	835	823,469
Appalachian Power Co.	Baa2	3.600	5/15/08	750	738,075
Appalachian Power Co., Sr. Notes	Baa2	4.400	6/01/10	1,000	965,772
Arizona Public Service Co.	Baa2	6.375	10/15/11	1,210	1,233,599
Consolidated Edison Co. of New York, Inc., Sr. Notes	A1	4.700	6/15/09	660	651,679
Consumers Energy Co.	Baa1	4.250	4/15/08	1,000	989,866
Consumers Energy Co.	Baa1	4.400	8/15/09	710	693,769
Dominion Resources, Inc.	Baa2	4.750	12/15/10	1,170	1,142,659
Dominion Resources, Inc.	Baa2	5.687	5/15/08	510	510,614
DTE Energy Co.	Baa2	5.630	8/16/07	810	809,850
East Coast Power LLC, Sr. Notes	Baa3	6.737	3/31/08	94	94,556
Empresa Nacional de Electricidad S.A., Bonds, Ser. B (Chile)	Baa3	8.500	4/01/09	460	481,203
Exelon Generation Co., LLC	Baa1	6.950	6/15/11	615	638,494
FirstEnergy Corp., Notes, Ser. B	Baa3	6.450	11/15/11	550	563,977
FPL Group Capital, Inc.	A2	5.551	2/16/08	1,050	1,049,372
FPL Group Capital, Inc.	A2	5.625	9/01/11	275	274,927
Nevada Power Co., Ser. A	Ba1	8.250	6/01/11	435	470,694
Pacific Gas & Electric Co.	Baa1	3.600	3/01/09	1,200	1,164,508
Pacific Gas & Electric Co.	Baa1	4.200	3/01/11	505	482,530

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	11

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

PacifiCorp., First Mortgage	A3	4.300%	9/15/08	$1,000	$986,692
PPL Electric Utilities Corp.	A3	5.875	8/15/07	500	500,071
Progress Energy, Inc., Sr. Notes	A2	4.500	6/01/10	705	685,665
PSEG Power LLC	Baa1	6.950	6/01/12	260	272,138
Public Service Co. of Colorado, Collateral Trust, Ser. 14	A3	4.375	10/01/08	1,100	1,085,678
Puget Energy, Inc.	Baa2	3.363	6/01/08	750	735,582
Southern Co., Ser. A	A3	5.300	1/15/12	165	162,976
Tampa Electric Co.	Baa2	5.375	8/15/07	1,100	1,099,477
TXU Electric Delivery Co., 144A(b)	Baa2	5.735	9/16/08	1,000	1,000,330
Xcel Energy, Inc., Sr. Notes	Baa1	3.400	7/01/08	620	606,935

					20,915,157

Energy—Integrated 0.6%
Burlington Resources Finance Co. (Canada)	A2	6.400	8/15/11	470	485,167
Marathon Oil Corp., Notes	Baa1	6.125	3/15/12	335	341,034
TNK-BP Finance SA (Luxembourg), 144A	Baa2	6.875	7/18/11	750	758,250

					1,584,451

Energy—Other 1.5%
Anadarko Petroleum Corp.(b)	Baa3	5.760	9/15/09	1,100	1,100,980
Delek & Avner Yam Tethys Ltd. (Israel), 144A	Baa3	5.326	8/01/13	351	340,355
Nabors Holdings 1 Ulc.	A3	4.875	8/15/09	240	236,227
Valero Energy Corp., Sr. Notes	Baa3	3.500	4/01/09	1,000	969,595
Weatherford International, Inc., Gtd. Notes, 144A	Baa1	5.950	6/15/12	705	710,973
Western Oil Sands, Inc. (Canada)	Ba2	8.375	5/01/12	500	546,875

					3,905,005

Food & Beverage 6.1%
Anheuser-Busch Cos., Inc.	A2	5.125	10/01/08	143	142,395
Brown-Forman Corp.	A2	5.200	4/01/12	1,005	985,112
Bunge Ltd. Finance Corp.	Baa2	4.375	12/15/08	1,500	1,475,484

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Cadbury Schweppes US Finance LLC, Notes, 144A	Baa2	3.875%	10/01/08	$895	$876,234
Cargill, Inc., Notes, 144A	A2	3.625	3/04/09	500	486,268
ConAgra Foods, Inc., Notes	Baa2	7.875	9/15/10	990	1,056,072
Coors Brewing Co.	Baa2	6.375	5/15/12	875	895,969
Diageo Capital PLC (United Kingdom)	A3	4.375	5/03/10	275	267,133
Diageo Capital PLC (United Kingdom)	A3	5.125	1/30/12	390	381,821
Fred Meyer, Inc.	Baa2	7.450	3/01/08	1,600	1,619,949
HJ Heinz Co., Notes, 144A	Baa2	6.428	12/01/08	530	535,289
Kellogg Co., Notes, Ser. B	A3	6.600	4/01/11	805	832,262
Kraft Foods, Inc.	Baa1	4.000	10/01/08	1,175	1,152,780
Miller Brewing Co., 144A	Baa1	4.250	8/15/08	1,000	984,899
Pepsi Americas, Inc.	Baa1	5.625	5/31/11	285	284,297
SABMiller PLC, 144A (United Kingdom)	Baa1	6.200	7/01/11	650	660,982
Safeway, Inc.	Baa2	4.125	11/01/08	520	511,938
Safeway, Inc.	Baa2	4.950	8/16/10	780	766,889
Tricon Global Restaurants, Inc., Sr. Notes	Baa2	7.650	5/15/08	500	507,963
Whitman Corp.	Baa1	6.375	5/01/09	895	908,476
Yum! Brands, Inc., Sr. Notes	Baa2	8.875	4/15/11	330	363,073

					15,695,285

Foreign Government Bond 2.2%
Export-Import Bank of Korea (The) (South Korea), 144A	Aa3	4.125	2/10/09	1,530	1,497,042
Korea Development Bank, Notes (South Korea)	Aa3	4.750	7/20/09	1,210	1,192,668
Pemex Project Funding Master Trust	Baa1	8.500	2/15/08	750	762,750
Pemex Project Funding Master Trust	Baa1	8.850	9/15/07	950	954,750
Pemex Project Funding Master Trust	Baa1	9.125	10/13/10	205	225,500
Pemex Project Funding Master Trust	BBB(c)	9.375	12/02/08	1,135	1,193,453

					5,826,163

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	13

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Gaming 0.3%
MGM Mirage, Inc., Gtd. Notes	Ba2	6.000%	10/01/09	$700	$693,875

Health Care & Pharmaceutical 3.3%
AmerisourceBergen Corp.	Ba1	5.625	9/15/12	600	587,935
Baxter Finco BV (Netherlands)	Baa1	4.750	10/15/10	830	811,542
Baxter International, Inc., Sr. Unsec. Notes	Baa1	5.196	2/16/08	720	718,947
Boston Scientific Corp.	Baa3	6.000	6/15/11	960	955,744
Cardinal Health, Inc., Unsec. Notes	Baa2	6.750	2/15/11	480	496,982
Hospira, Inc., Notes	Baa3	4.950	6/15/09	670	663,364
Hospira, Inc., Sr. Notes	Baa3	5.550	3/30/12	375	371,734
McKesson Corp.	Baa3	5.250	3/01/13	515	502,762
Medtronic, Inc., Ser. B, Sr. Notes	A1	4.375	9/15/10	1,100	1,067,871
Quest Diagnostics, Inc.	Baa3	5.125	11/01/10	535	524,432
Wyeth	A3	4.375	3/01/08	730	724,224
Wyeth	A3	6.950	3/15/11	1,125	1,177,340

					8,602,877

Health Care Insurance 2.4%
Aetna, Inc.	A3	5.750	6/15/11	1,290	1,297,583
Anthem, Inc.	Baa1	3.500	9/01/07	510	508,349
Cigna Corp .	Baa2	6.375	10/15/11	606	621,091
UnitedHealth Group, Inc.	A3	5.250	3/15/11	1,500	1,484,198
Wellpoint, Inc.	Baa1	5.000	1/15/11	1,330	1,300,439
Wellpoint, Inc., Notes	Baa1	4.250	12/15/09	1,000	968,657

					6,180,317

Insurance 2.8%
Chubb Corp.	A2	5.200	4/01/13	570	555,974
Chubb Corp.	A2	5.472	8/16/08	1,370	1,368,940
Hartford Financial Services Group, Inc.	A2	5.250	10/15/11	405	399,774
ING Security Life Institutional Funding, 144A	Aa3	4.250	1/15/10	1,100	1,068,921
Marsh & McLennan Cos., Inc.	Baa2	3.625	2/15/08	500	493,493
Principal Life Income Funding Trust	Aa2	5.200	11/15/10	740	738,027
Progressive Corp (The)	A1	6.375	1/15/12	875	899,245

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Travelers Cos., Inc. (The)	A3	5.375%	6/15/12	$925	$914,911
Unitrin, Inc.	Baa1	5.750	7/01/07	910	910,005

					7,349,290

Lodging 1.0%
Carnival Corp., Gtd. Notes (Panama)	A3	3.750	11/15/07	1,155	1,148,112
Hilton Hotels Corp.	Ba1	7.200	12/15/09	470	482,925
Royal Caribbean Cruises Ltd., Sr. Notes (Liberia)	Ba1	8.000	5/15/10	1,000	1,048,278

					2,679,315

Media & Entertainment 2.6%
AMFM, Inc.	Baa3	8.000	11/01/08	820	841,070
Intl. Speedway Corp.	Baa2	4.200	4/15/09	1,250	1,218,995
News America Holdings, Inc.	Baa2	7.375	10/17/08	875	892,448
Time Warner, Inc.	Baa2	5.500	11/15/11	380	375,776
Time Warner, Inc., Gtd. Notes(a)	Baa2	6.750	4/15/11	1,375	1,421,879
Viacom, Inc.	Baa3	5.750	4/30/11	1,190	1,188,277
Viacom, Inc.	Baa3	6.625	5/15/11	810	831,402

					6,769,847

Metals 1.3%
Alcan Aluminum Ltd. (Canada)	Baa1	6.250	11/01/08	815	819,326
BHP Billiton Finance Ltd. (Australia)	A1	5.125	3/29/12	400	391,916
BHP Billiton Finance USA Ltd. (Australia)	A1	5.000	12/15/10	825	813,493
United States Steel Corp.	Baa3	5.650	6/01/13	800	787,666
Xstrata Finance Canada Ltd. (Canada), 144A	Baa2	5.500	11/16/11	580	573,773

					3,386,174

Non Captive Finance 6.1%
American Express Credit Corp.	Aa3	5.000	12/02/10	1,100	1,087,325
Capital One Bank	A2	4.250	12/01/08	690	679,075
Capital One Financial Co.	A3	5.700	9/15/11	230	228,862
CIT Group, Inc.	A2	5.400	2/13/12	605	593,295
CIT Group, Inc.	A2	5.600	4/27/11	1,095	1,086,311
CIT Group, Inc., Sr. Notes	A2	4.250	2/01/10	555	536,323

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	15

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CIT Group, Inc., Sr. Notes	A2	5.500%	11/30/07	$2,285	$2,284,718
Countrywide Financial Corp., M.T.N.	A3	5.800	6/07/12	485	481,584
Countrywide Home Loans, Inc.	A3	4.125	9/15/09	500	484,963
Countrywide Home Loans, Inc.	A3	4.250	12/19/07	1,930	1,918,586
GMAC LLC(b)	Ba1	6.610	5/15/09	520	519,978
HSBC Finance Corp.	Aa3	4.750	5/15/09	1,100	1,087,756
HSBC Finance Corp.	Aa3	4.750	4/15/10	1,265	1,241,606
International Lease Finance Corp., Notes, M.T.N.	A1	5.450	3/24/11	635	632,124
International Lease Finance Corp., Unsub. Notes	A1	3.500	4/01/09	30	29,060
iStar Financial, Inc.	Baa2	5.500	6/15/12	575	565,022
Residential Capital Corp.	Baa3	6.000	2/22/11	375	362,864
Residential Capital Corp., Sr. Unsec. Notes	Baa3	6.375	6/30/10	1,895	1,870,539

					15,689,991

Non-Corporate 1.5%
Mexico Government International Bond (Mexico)(b)	Baa1	6.055	1/13/09	1,355	1,361,775
Mexico Government International Bond (Mexico)	Baa1	9.875	2/01/10	2,225	2,456,400

					3,818,175

Packaging 0.2%
Pactiv Corp., Sr. Unsub. Notes	Baa2	5.875	7/15/12	595	596,540

Paper 0.3%
International Paper Co.	Baa3	4.250	1/15/09	740	725,163

Pipelines & Other 2.9%
Atmos Energy Corp.(b)	Baa3	5.7306	10/15/07	790	789,994
Atmos Energy Corp., Notes	Baa3	4.000	10/15/09	1,845	1,782,941
Duke Energy Field Services LLC, Notes	Baa2	7.875	8/16/10	1,315	1,396,470
Enterprise Products Operating LP, Sr. Notes	Baa3	4.000	10/15/07	750	746,893
Enterprise Products Operating LP, Sr. Notes	Baa3	4.625	10/15/09	920	901,070

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

ONEOK Partners LP	Baa2	5.900%	4/01/12	$600	$602,885
Oneok, Inc., Sr. Unsec. Notes	Baa2	5.510	2/16/08	880	879,980
Spectra Energy Capital LLC	Baa1	7.500	10/01/09	495	514,605

					7,614,838

Railroads 2.2%
Burlington Northern Santa Fe Corp.	Baa1	5.900	7/01/12	445	447,667
Burlington Northern Santa Fe Corp.	Baa1	6.750	7/15/11	705	733,087
Canadian National Railway Co. (Canada)	A3	4.250	8/01/09	720	703,534
CSX Corp.	Baa3	4.875	11/01/09	300	295,194
CSX Corp.	Baa3	6.750	3/15/11	315	325,561
Norfolk Southern Corp.	Baa1	8.625	5/15/10	845	911,182
Union Pacific Corp.	Baa2	5.750	10/15/07	700	700,372
Union Pacific Corp.	Baa2	6.650	1/15/11	500	515,749
Union Pacific Corp., M.T.N.	Baa2	6.790	11/09/07	1,000	1,003,632

					5,635,978

Real Estate Investment Trust 3.4%
Archstone-Smith Trust	Baa1	5.000	8/15/07	875	874,668
AvalonBay Communities, Inc.	Baa1	5.500	1/15/12	590	586,651
Brandywine Operating Partners	Baa3	5.750	4/01/12	585	584,445
BRE Properties, Inc., Sr. Notes	Baa2	4.875	5/15/10	700	689,972
Duke Realty LP	Baa1	3.500	11/01/07	800	794,766
Duke Realty LP	Baa1	5.625	8/15/11	440	439,023
Equity One, Inc., Gtd. Notes	Baa3	3.875	4/15/09	500	484,339
ERP Operating LP	Baa1	4.750	6/15/09	650	640,349
ERP Operating LP	Baa1	5.500	10/01/12	800	792,505
Mack-Cali Realty LP, Notes	Baa2	7.250	3/15/09	785	806,080
Nationwide Health Properties, Inc.	Baa3	6.500	7/15/11	240	243,886
Simon Property Group LP	A3	4.600	6/15/10	1,100	1,071,086
Simon Property Group LP	A3	5.600	9/01/11	365	364,836
Simon Property Group LP	A3	5.750	5/01/12	390	391,754

					8,764,360

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	17

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Retail 3.2%
CVS Caremark Corp.(b)	Baa2	5.660%	6/01/10	$1,350	$1,350,270
CVS Caremark Corp.	Baa2	5.750	8/15/11	1,000	999,929
Federated Department Stores, Inc., Sr. Notes	Baa2	6.625	9/01/08	1,300	1,308,529
Federated Retail Holding, Inc.	Baa2	5.350	3/15/12	575	564,905
Gap, Inc. (The), Notes	Ba1	6.900	9/15/07	1,725	1,726,441
Home Depot, Inc.	Aa3	4.625	8/15/10	940	912,732
JC Penney Co., Inc.	Baa3	7.375	8/15/08	300	304,257
JC Penney Co., Inc., Sr. Unsec. Notes	Baa3	8.000	3/01/10	985	1,040,072

					8,207,135

Technology 2.6%
Equifax, Inc., Notes	Baa1	4.950	11/01/07	290	289,445
Fiserv, Inc.	Baa1	4.000	4/15/08	650	642,340
Hewlett-Packard Co.	A2	5.250	3/01/12	900	890,069
Hewlett-Packard Co.	A2	5.500	7/01/07	500	499,999
Intuit, Inc.	Baa2	5.400	3/15/12	575	565,841
Jabil Circuit, Inc., Sr. Notes	Ba1	5.875	7/15/10	785	777,729
Motorola, Inc., Notes	Baa1	4.608	11/16/07	750	747,297
Motorola, Inc., Sr. Notes	Baa1	8.000	11/01/11	425	458,728
Xerox Corp.	Baa3	5.500	5/15/12	200	196,564
Xerox Corp.	Baa3	7.125	6/15/10	1,500	1,555,683

					6,623,695

Telecommunications 9.6%
AT&T Corp., Sr. Notes	A2	7.300	11/15/11	2,185	2,325,893
BellSouth Corp., Notes	A2	4.200	9/15/09	1,545	1,504,742
Cingular Wireless Services, Inc., Notes	A2	8.125	5/01/12	415	456,311
Deutsche Telekom International Finance (Netherlands)	A3	8.000	6/15/10	2,495	2,659,318
Embarq Corp., Sr. Unsec. Notes	Baa3	6.738	6/01/13	750	764,308
France Telecom SA (France)	A3	7.750	3/01/11	1,860	1,987,178
GTE Corp.	Baa1	7.510	4/01/09	820	846,327
Koninklijke (Royal) KPN NV, Sr. Unsub. Notes (Netherlands)	Baa2	8.000	10/01/10	575	615,408
Qwest Corp., Sr. Notes	Ba1	7.875	9/01/11	700	729,750
SBC Communications, Inc.	A2	4.125	9/15/09	1,250	1,215,516

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Sprint Capital Corp.	Baa3	6.125%	11/15/08	$750	$754,249
Sprint Capital Corp.	Baa3	6.375	5/01/09	590	597,249
Sprint Capital Corp.	Baa3	7.625	1/30/11	645	678,611
Telecom Italia Capital SA (Luxembourg)	Baa2	4.000	11/15/08	1,500	1,468,116
Telecom Italia Capital SA (Luxembourg)	Baa2	4.000	1/15/10	650	624,861
Telecom Italia Capital SA (Luxembourg)	Baa2	6.200	7/18/11	720	728,922
Telefonica Europe BV (Netherlands), Gtd. Notes	Baa1	7.750	9/15/10	2,265	2,401,088
TELUS Corp., Notes (Canada),	Baa1	8.000	6/01/11	820	876,867
Verizon Global Funding Corp.	A3	5.350	2/15/11	500	497,059
Verizon Global Funding Corp.	A3	7.250	12/01/10	725	764,254
Vodafone Group PLC (United Kingdom)	Baa1	5.350	2/27/12	960	943,318
Vodafone Group PLC (United Kingdom)	Baa1	5.500	6/15/11	630	624,925
Vodafone Group PLC (United Kingdom), Sr. Notes	Baa1	7.750	2/15/10	750	787,802

					24,852,072

Tobacco 0.4%
Altria Group, Inc.	Baa1	5.625	11/04/08	30	30,026
Reynolds American, Inc., Notes(b)	Ba1	6.060	6/15/11	1,000	1,002,500

					1,032,526

Total corporate bonds (cost $229,823,885)					227,523,073

U.S. TREASURY OBLIGATION 1.1%
United States Treasury Notes (cost $2,724,761)		4.750	5/31/12	2,760	2,738,439

Total long-term investments (cost $254,645,144)					251,525,117

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	19

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description	Moody’s Rating*	Interest Rate	Maturity Date	Shares	Value (Note 1)

SHORT-TERM INVESTMENT 2.0%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series (cost $5,236,872; Note 3)(d)				5,236,872	$5,236,872

Total Investments 99.1% (cost $259,882,016; Note 5)					256,761,989
Other assets in excess of liabilities(f) 0.9%					2,241,867

Net Assets 100.0%					$259,003,856

* The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings. The following abbreviations are used in the portfolio descriptions:

LP—Limited Partnership

LLC—Limited Liability Company

M.T.N.—Medium Term Note

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Segregated as collateral for financial futures contracts.
(b)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate in effect at June 30, 2007.
(c)	Standard & Poor’s rating.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Indicates a restricted security. The aggregate cost of the restricted security is $805,662. The aggregate value of $816,730 is approximately 0.3% of net assets.
(f)	Other assets in excess of liabilities include net unrealized (depreciation) on financial futures contracts and credit default swap agreements as follows:

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Details of open financial futures contracts at June 30, 2007:

Number of Contracts	Type	Expiration Date	Current Value	Value at Trade Date	Unrealized Depreciation
	Long Positions
24	U.S. T-Notes 2 Yr	Sep. 07	$4,890,750	$4,897,186	$(6,436)
307	U.S. T-Notes 5 Yr	Sep. 07	31,951,985	32,060,074	(108,089)

					$(114,525)

Details of the credit default swap agreements outstanding as of June 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Depreciation
Morgan Stanley Capital Services(1)	12/20/2009	$830	0.60%	RPM International, Inc.	$(7,980)
JPMorgan Chase Bank(1)	06/20/2012	1,000	0.30%	PPG Industries, Inc.	(2,870)

					$(10,850)

(1)	The Fund pays a fixed rate and receives par from the counterparty in the event that the underlying bond defaults.

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	21

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 was as follows:

Telecommunications	9.6%
Electrical Utilities	8.1
Commercial Mortgage Backed Securities	7.9
Food & Beverage	6.1
Non Captive Finance	6.1
Brokerage	5.6
Banking	3.5
Real Estate Investment Trust	3.4
Health Care & Pharmaceutical	3.3
Retail	3.2
Pipelines & Others	2.9
Insurance	2.8
Cable	2.7
Automotive	2.6
Media & Entertainment	2.6
Technology	2.6
Capital Goods	2.5
Health Care Insurance	2.4
Building Materials & Construction	2.2
Foreign Government Bond	2.2
Railroads	2.2
Affiliated Money Market Mutual Fund	2.0
Chemicals	1.9
Energy—Other	1.5
Non-Corporate	1.5
Metals	1.3
U.S. Treasury Obligation	1.1
Lodging	1.0
Aerospace/Defense	0.8
Airlines	0.8
Consumer	0.6
Energy—Integrated	0.6
Tobacco	0.4
Asset Backed Securities	0.3
Gaming	0.3
Paper	0.3
Packaging	0.2

99.1
Other assets in excess of liabilities	0.9

100.0%

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Financial Statements

(Unaudited)

JUNE 30, 2007	SEMIANNUAL REPORT

Dryden Short-Term Bond Fund, Inc.

Dryden Short-Term Corporate Bond Fund

Statement of Assets and Liabilities

as of June 30, 2007 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $254,645,144)	$251,525,117
Affiliated investments (cost $5,236,872)	5,236,872
Cash	15,092
Dividends and interest receivable	3,192,632
Receivable for Fund shares sold	355,706
Due from broker—variation margin	94,862
Prepaid expenses	830

Total assets	260,421,111

Liabilities
Payable for Fund shares repurchased	587,186
Dividends payable	326,253
Accrued expenses	290,682
Management fee payable	83,633
Distribution fee payable	65,332
Transfer agent fee payable	39,825
Deferred directors’ fees	13,494
Unrealized depreciation on credit default swaps	10,850

Total liabilities	1,417,255

Net Assets	$259,003,856

Net assets were comprised of:
Common stock, at par	$242,116
Paid-in capital in excess of par	287,211,833

287,453,949
Distribution in excess of net investment income	(866,088)
Accumulated net realized loss on investments	(24,340,179)
Net unrealized depreciation on investments	(3,243,826)

Net assets, June 30, 2007	$259,003,856

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($162,065,180 ÷ 15,156,947 shares of common stock issued and outstanding)	$10.69
Maximum sales charge (3.25% of offering price)	.36

Maximum offering price to public	$11.05

Class B
Net asset value, offering price and redemption price per share
($20,113,913 ÷ 1,881,414 shares of common stock issued and outstanding)	$10.69

Class C
Net asset value, offering price and redemption price per share
($24,339,376 ÷ 2,276,323 shares of common stock issued and outstanding)	$10.69

Class R
Net asset value, offering price and redemption price per share
($115,588 ÷ 10,814 shares of common stock issued and outstanding)	$10.69

Class Z
Net asset value, offering price and redemption price per share
($52,369,799 ÷ 4,886,112 shares of common stock issued and outstanding)	$10.72

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	25

Statement of Operations

Six Months ended June 30, 2007 (Unaudited)

Net Investment Income
Income
Interest income	$6,330,759
Affiliated dividend income	58,870

Total income	6,389,629

Expenses
Management fee	517,557
Distribution fee—Class A	206,501
Distribution fee—Class B	117,254
Distribution fee—Class C	95,297
Distribution fee—Class R	269
Transfer agent’s fee and expenses (including affiliated expense of $118,000)	232,000
Custodian’s fees and expenses	44,000
Reports to shareholders	27,000
Registration fees	27,000
Legal fees and expenses	12,000
Audit fee	11,000
Directors’ fees	8,000
Insurance	5,000
Miscellaneous	4,880

Total expenses	1,307,758

Net investment income	5,081,871

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized loss on:
Investment transactions	(223,349)
Financial futures transactions	(417,418)
Credit default swap	(2,784)

(643,551)

Net change in unrealized appreciation (depreciation) on:
Investments	(189,262)
Financial futures contracts	8,372
Credit default swap	(2,775)

(183,665)

Net loss on investments	(827,216)

Net Increase In Net Assets Resulting From Operations	$4,254,655

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Decrease in Net Assets
Operations:
Net investment income	$5,081,871	$11,353,142
Net realized loss on investments	(643,551)	(2,434,810)
Net change in unrealized appreciation (depreciation) on investments	(183,665)	2,395,785

Net increase in net assets resulting from operations	4,254,655	11,314,117

Dividends from net investment income (Note 1)
Class A	(3,831,580)	(8,747,327)
Class B	(452,894)	(1,314,663)
Class C	(525,625)	(1,286,310)
Class R	(2,394)	(2,907)
Class Z	(1,092,245)	(2,309,045)

	(5,904,738)	(13,660,252)

Fund share transactions (net of share conversions)( Note 6)
Net proceeds from shares sold	27,572,638	53,136,628
Net asset value of shares issued in reinvestment of dividends	4,687,709	10,963,589
Cost of shares reacquired	(39,376,062)	(140,996,190)

Net decrease in net assets from Fund share transactions	(7,115,715)	(76,895,973)

Total decrease	(8,765,798)	(79,242,108)

Net Assets:
Beginning of period	267,769,654	347,011,762

End of period	$259,003,856	$267,769,654

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	27

Notes to Financial Statements

(Unaudited)

Dryden Short-Term Bond Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund consists of two portfolios—the Dryden Ultra Short Bond Portfolio and the Dryden Short-Term Corporate Bond Fund (the “Portfolio”). The financial statements of the other portfolio are not presented herein. The Portfolio’s investment objective is high current income consistent with the preservation of principal. Under normal circumstances, the Portfolio invests at least 80% of its investable assets in bonds of corporations with maturities of six years or less. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Portfolio in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the

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nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2007 there were no securities whose values were adjusted in accordance with procedures approved by the Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	29

Notes to Financial Statements

(Unaudited) Cont’d

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Swaps: The Fund may enter into swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (Market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between a Fund’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are

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allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Fund’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level or class level.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Federal Income Taxes: For federal income tax purposes, each portfolio in the Fund is treated as a separate tax paying entity. It is the Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement on behalf of the Portfolio with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Portfolio. In connection therewith, PIM is obligated to keep certain books and records of the Portfolio. PI pays for the services of PIM, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and bookkeeping costs of the Portfolio. The Portfolio bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .40 of 1% of the average daily net assets of the Portfolio.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	31

Notes to Financial Statements

(Unaudited) Cont’d

The Portfolio has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, and Class Z shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class A, Class B, Class C, and Class R shares pursuant to plans of distribution, (the “Class A, B, C, and R Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Portfolio.

Pursuant to the Class A, B, C, and R Plans, the Portfolio compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1%, and .75 of 1% of the average daily net assets of the Class A, B, C, and R shares, respectively. For the six months ended June 30, 2007, PIMS contractually agreed to limit such fees to .25 of 1%, .75 of 1%, and .50 of 1% of the average daily net assets of the Class A shares, Class C, and Class R shares, respectively.

PIMS has advised the Portfolio that it received approximately $10,800 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 2007. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Portfolio that for the six months ended June 30, 2007, it received approximately $8,700 and $500 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA which was renewed on October 27, 2006 provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .07 of 1% of the unused portion of the SCA. The expiration date of the SCA will be October 26, 2007. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2007.

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolio pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended June 30, 2007, the Portfolio incurred approximately $49,900 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2007, the Portfolio earned income of $58,870 from the Series by investing its excess cash.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2007, aggregated $94,896,812 and $106,220,500, respectively. United States government securities represent $43,920,797 and $44,525,499 of those purchases and sales, respectively.

Note 5. Distributions and Tax Information

For federal income tax purposes, the Portfolio had a capital loss carryforward at December 31, 2006 of approximately $20,318,000 of which $1,537,000 expires in 2007, $1,933,000 expires in 2008, $3,635,000 expires in 2010, $5,362,000 expires in 2013 and $7,851,000 expires in 2014. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

The United States federal income tax basis of the Portfolio’s investments and the net unrealized depreciation as of June 30, 2007 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation	Other Cost Basis Adjustments	Total Net Unrealized Depreciation
$262,205,870	$310,503	$(5,754,384)	$(5,443,881)	$(6,498)	$(5,450,379)

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	33

Notes to Financial Statements

(Unaudited) Cont’d

The difference between book and tax basis was primarily attributable to deferred losses on wash sales and the differences in the treatment of accreting market discount and premium amortization for book and tax purposes. Other cost basis adjustments are attributable to unrealized depreciation on swaps.

Note 6. Capital

The Portfolio offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 3% which decreases by 1% annually to 1% in the third and fourth years and 0% in the fifth year. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1% during the first twelve months. Class B shares automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 312.5 million authorized shares of $.01 par value common stock, divided into five classes for each portfolio, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 62,500,000 authorized shares for each portfolio. As of June 30, 2007, 249 shares of Class R were owned by Prudential.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2007
Shares sold	1,039,955	$11,199,507
Shares issued in reinvestment of dividends	280,914	3,022,848
Shares reacquired	(2,288,802)	(24,631,300)

Net increase (decrease) in shares outstanding before conversion	(967,933)	(10,408,945)
Shares issued upon conversion from Class B	305,560	3,283,884

Net increase (decrease) in shares outstanding	(662,373)	$(7,125,061)

Year ended December 31, 2006:
Shares sold	3,427,889	$36,812,498
Shares issued in reinvestment of dividends	638,345	6,852,562
Shares reacquired	(8,433,559)	(90,325,329)

Net increase (decrease) in shares outstanding before conversion	(4,367,325)	(46,660,269)
Shares issued upon conversion from Class B	475,989	5,123,430

Net increase (decrease) in shares outstanding	(3,891,336)	$(41,536,839)

Class B
Six months ended June 30, 2007
Shares sold	61,103	$657,402
Shares issued in reinvestment of dividends	32,722	352,180
Shares reacquired	(329,701)	(3,546,508)

Net increase (decrease) in shares outstanding before conversion	(235,876)	(2,536,926)
Shares reacquired upon conversion into Class A	(305,442)	(3,283,884)

Net increase (decrease) in shares outstanding	(541,318)	$(5,820,810)

Year ended December 31, 2006:
Shares sold	187,800	$2,009,972
Shares issued in reinvestment of dividends	94,998	1,019,689
Shares reacquired	(1,239,660)	(13,316,243)

Net increase (decrease) in shares outstanding before conversion	(956,862)	(10,286,582)
Shares reacquired upon conversion into Class A	(475,989)	(5,123,430)

Net increase (decrease) in shares outstanding	(1,432,851)	$(15,410,012)

Class C
Six months ended June 30, 2007
Shares sold	217,424	$2,342,877
Shares issued in reinvestment of dividends	32,637	351,238
Shares reacquired	(458,119)	(4,937,058)

Net increase (decrease) in shares outstanding	(208,058)	$(2,242,943)

Year ended December 31, 2006:
Shares sold	241,066	$2,587,433
Shares issued in reinvestment of dividends	84,723	909,613
Shares reacquired	(1,376,467)	(14,781,267)

Net increase (decrease) in shares outstanding	(1,050,678)	$(11,284,221)

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	35

Notes to Financial Statements

(Unaudited) Cont’d

Class R	Shares	Amount
Six months ended June 30, 2007
Shares sold	1,408	$15,155
Shares issued in reinvestment of dividends	5	55
Shares reacquired	(7)	(75)

Net increase (decrease) in shares outstanding	1,406	$15,135

Year ended December 31, 2006:
Shares sold	10,709	$114,380
Shares issued in reinvestment of dividends	13	138
Shares reacquired	(1,636)	$(17,542)

Net increase (decrease) in shares outstanding	9,086	$96,976

Class Z
Six months ended June 30, 2007
Shares sold	1,243,158	$13,357,697
Shares issued in reinvestment of dividends	89,116	961,388
Shares reacquired	(579,877)	(6,261,121)

Net increase (decrease) in shares outstanding	752,397	$8,057,964

Year ended December 31, 2006:
Shares sold	1,080,929	$11,612,345
Shares issued in reinvestment of dividends	202,691	2,181,587
Shares reacquired	(2,094,401)	(22,555,809)

Net increase (decrease) in shares outstanding	(810,781)	$(8,761,877)

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the

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conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	37

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.76

Income (loss) from investment operations:
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	(.04)

Total from investment operations	.17

Less Distributions:
Dividends from net investment income	(.24)

Net asset value, end of period	$10.69

Total Return(a):	1.62%
Ratios/Supplemental Data:
Net assets, end of period (000)	$162,065
Average net assets (000)	$166,570
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.94	%(c)
Expenses, excluding distribution and service (12b-1) fees	.69	%(c)
Net investment income	4.00	%(c)
For Class A, B, C R and Z shares:
Portfolio turnover rate	37	%(d)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total investment returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended December 31,
2006	2005	2004	2003	2002

$10.82	$11.23	$11.52	$11.51	$11.35

.41	.39	.38	.42	.50
.02	(.29)	(.15)	.13	.23

.43	.10	.23	.55	.73

(.49)	(.51)	(.52)	(.54)	(.57)

$10.76	$10.82	$11.23	$11.52	$11.51

4.03%	.86%	2.01%	4.83%	6.69%

$170,262	$213,359	$188,404	$125,479	$100,436
$191,991	$209,594	$153,543	$113,360	$91,136

.94%	.92%	.92%	.92%	1.01%
.69%	.67%	.67%	.67%	.76%
3.80%	3.51%	3.05%	3.57%	4.50%

61%	73%	55%	64%	92%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	39

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.76

Income (loss) from investment operations:
Net investment income	.15
Net realized and unrealized gain (loss) on investment transactions	(.02)

Total from investment operations	.13

Less Distributions:
Dividends from net investment income	(.20)

Net asset value, end of period	$10.69

Total Return(a):	1.17%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,114
Average net assets (000)	$23,645
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.69	%(b)
Expenses, excluding distribution and service (12b-1) fees	.69	%(b)
Net investment income	3.23	%(b)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total investment returns for periods of less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended December 31,
2006	2005	2004	2003	2002

$10.82	$11.23	$11.52	$11.51	$11.35

.33	.28	.30	.33	.43
.02	(.27)	(.16)	.13	.22

.35	.01	.14	.46	.65

(.41)	(.42)	(.43)	(.45)	(.49)

$10.76	$10.82	$11.23	$11.52	$11.51

3.26%	.09%	1.25%	4.05%	5.90%

$26,071	$41,733	$58,297	$65,486	$54,335
$34,619	$51,250	$63,694	$65,683	$39,427

1.69%	1.67%	1.67%	1.67%	1.76%
.69%	.67%	.67%	.67%	.76%
3.05%	2.76%	2.70%	2.82%	3.72%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	41

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2007
Per Share Operating Performance: Net Asset Value, Beginning Of Period	$10.76

Income (loss) from investment operations:
Net investment income	.18
Net realized and unrealized gain (loss) on investment transactions	(.03)

Total from investment operations	.15

Less Distributions:
Dividends from net investment income	(.22)

Net asset value, end of period	$10.69

Total Return(a):	1.29%
Ratios/Supplemental Data:
Net assets, end of period (000)	$24,339
Average net assets (000)	$25,623
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.44	%(c)
Expenses, excluding distribution and service (12b-1) fees	.69	%(c)
Net investment income	3.50	%(c)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total investment returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average net assets of the Class C shares.
(c)	Annualized.

See Notes to Financial Statements.

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		Class C
Year Ended December 31,
2006	2005	2004	2003	2002

$10.82	$11.23	$11.52	$11.51	$11.35

.35	.31	.33	.36	.45
.02	(.27)	(.16)	.13	.23

.37	.04	.17	.49	.68

(.43)	(.45)	(.46)	(.48)	(.52)

$10.76	$10.82	$11.23	$11.52	$11.51

3.51%	.34%	1.50%	4.31%	6.16%

$26,739	$38,264	$54,320	$64,852	$39,581
$31,763	$46,358	$60,026	$63,277	$31,593

1.44%	1.42%	1.42%	1.42%	1.51%
.69%	.67%	.67%	.67%	.76%
3.30%	3.01%	2.96%	3.07%	4.00%

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	43

Financial Highlights

(Unaudited) Cont’d

	Class R
	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.76

Income from investment operations:
Net investment income	.18
Net realized and unrealized gain (loss) on investment transactions	(.02)

Total from investment operations	.16

Less Distributions:
Dividends from net investment income	(.23)

Net asset value, end of period	$10.69

Total Return(b):	1.41%
Ratios/Supplemental Data:
Net assets, end of period (000)	$116
Average net assets (000)	$108
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.19	%(d)
Expenses, excluding distribution and service (12b-1) fees	.69	%(d)
Net investment income	3.76	%(d)

(a)	Commencement of operations.
(b)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total investment returns for the periods of less than one full year are not annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average net assets of the Class R shares.
(d)	Annualized.

See Notes to Financial Statements.

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Class R
Year Ended December 31,		May 17, 2004(a) through December 31, 2004
2006	2005

$10.82	$11.23	$11.28

.38	.39	.24
.02	(.32)	.09

.40	.07	.33

(.46)	(.48)	(.38)

$10.76	$10.82	$11.23

3.78%	.63%	2.92%

$101	$3	$3
$66	$3	$2

1.19%	1.17%	1.17	%(d)
.69%	.67%	.67	%(d)
3.58%	3.29%	.99	%(d)

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	45

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2007
Per Share Operating Performance: Net Asset Value, Beginning Of Period	$10.79

Income (loss) from investment operations:
Net investment income	.23
Net realized and unrealized gain (loss) on investment transactions	(.04)

Total from investment operations	.19

Less Distributions:
Dividends from net investment income	(.26)

Net asset value, end of period	$10.72

Total Return(a):	1.65%
Ratios/Supplemental Data:
Net assets, end of period (000)	$52,370
Average net assets (000)	$44,976
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.69	%(b)
Expenses, excluding distribution and service (12b-1) fees	.69	%(b)
Net investment income	4.26	%(b)

(a)	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total investment returns for periods of less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

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		Class Z
Year Ended December 31,
2006	2005	2004	2003	2002

$10.85	$11.26	$11.55	$11.53	$11.37

.43	.41	.41	.46	.52
.03	(.28)	(.15)	.13	.24

.46	.13	.26	.59	.76

(.52)	(.54)	(.55)	(.57)	(.60)

$10.79	$10.85	$11.26	$11.55	$11.53

4.29%	1.12%	2.27%	5.18%	6.95%

$44,597	$53,652	$73,263	$60,471	$32,988
$48,027	$60,056	$63,698	$53,992	$31,894

.69%	.67%	.67%	.67%	.76%
.69%	.67%	.67%	.67%	.76%
4.05%	3.76%	3.44%	3.81%	4.73%

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	47

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Dryden Short-Term Bond Fund, Inc. oversees the management of the Dryden Short-Term Corporate Bond Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 6-7, 2007 and approved the renewal of the agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-7, 2007.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and the fees of the non-Independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Short-Term Corporate Bond Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund’s performance was in the second quartile over the one-year period, and in the third quartile over the three-year, five-year and ten-year periods in relation to the Peer Universe (the Lipper retail and institutional Investment-Grade Debt Funds Performance Universe). In light of the Fund’s recent competitive

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performance, the Board concluded that the Fund’s performance was satisfactory, but that it would continue to monitor and evaluate the Fund’s future performance.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds.

The Fund’s actual management fee (which reflects any fee waivers, subsidies or expense caps) of 0.400% ranked in the first quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

Approval of Advisory Agreements (continued)

received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund
Share Class	A	B	C	R	Z
NASDAQ	PBSMX	PSMBX	PIFCX	PBSMX	PIFZX
CUSIP	26248R602	26248R701	26248R800	26248R875	26248R883

MF140E2      IFS-A136997      Ed. 08/2007

Dryden Short-Term Bond Fund, Inc.

Dryden Ultra Short Bond Fund

JUNE 30, 2007	SEMIANNUAL REPORT

FUND TYPE

Debt

OBJECTIVE

Current income consistent with low volatility of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

August 15, 2007

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser.

Sincerely,

Judy A. Rice, President

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund is to seek current income consistent with low volatility of principal. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Gross operating expenses: Class A, 1.11%; Class B, 1.81%; Class C, 1.81%; Class R, 1.56%; Class Y, 1.56%; Class Z, 0.81%. Net operating expenses apply to: Class A, 0.96%; Class B, 0.71%; Class C, 1.39%; Class R, 1.18%; Class Y, 1.18%; Class Z, 0.71%, after contractual reduction through 4/30/2008.

Cumulative Total Returns as of 6/30/07
	Six Months	One Year	Since Inception[1]
Class A	2.09%	4.75%	11.16%
Class B	2.10	5.01	9.24
Class C	1.77	4.22	8.76
Class R	1.96	4.58	10.04
Class Y	1.87	4.23	9.76
Class Z	2.10	4.97	12.19
Merrill Lynch 1-Year U.S. Treasury Note Index[2]	2.45	5.19	**
Lipper Ultra-Short Obligations Funds Avg.[3]	2.20	4.93	***

Average Annual Total Returns[4] as of 6/30/07
		One Year	Since Inception[1]
Class A		3.75%	2.52%
Class B		0.01	1.91
Class C		3.22	2.03
Class R		4.58	3.19
Class Y		4.23	2.22
Class Z		4.97	2.75
Merrill Lynch 1-Year U.S. Treasury Note Index[2]		5.19	**
Lipper Ultra-Short Obligations Funds Avg.[3]		4.93	***

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Dividends and Yields as of 6/30/07
	Total Dividends Paid for Six Months	30-Day SEC Yield
Class A	$0.19	4.44%
Class B	$0.21	4.68
Class C	$0.17	4.35
Class R	$0.18	4.32
Class Y	$0.18	4.40
Class Z	$0.21	4.67

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R, Class Y, and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, Class Y, Class Z, 4/2/03; Class B, 4/16/03; Class C, 4/27/03; and Class R, 6/14/04.

2The Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index that comprises a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding originally issued two-year Treasury note that matures closest to one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The Index gives a broad look at how bonds have performed.

3The Lipper Ultra-Short Obligations Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Ultra-Short Obligations Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class R, and Class Y shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.75%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Y shares may be eligible to convert to Class A shares. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the Merrill Lynch 1-Year U.S. Treasury Note Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	3

Your Fund’s Performance (continued)

**Merrill Lynch 1-Year U.S. Treasury Note Index Closest Month-End to Inception cumulative total returns are 11.39% for Class A, Class Y, and Class Z, 11.26% for Class B and Class C, and 10.12% for Class R. Merrill Lynch 1-Year U.S. Treasury Note Index Closest Month-End to Inception average annual total returns are 2.57% for Class A, Class Y, and Class Z, 2.59% for Class B and Class C, and 3.26% for Class R.

***Lipper Average Closest Month-End to Inception cumulative total returns are 12.16% for Class A, Class Y, and Class Z, and 11.78% for Class B and C, and 10.59% for Class R. Lipper Average Closest Month-End to Inception average annual total returns are 2.73% for Class A, Class Y, and Class Z, and 2.71% for Class B and Class C, and 3.41% for Class R.

Five Largest Issues expressed as a percentage of net assets as of 6/30/07
Government National Mortgage Association, 6.00%, 11/15/34	4.5%
Federal National Mortgage Association, 4.455%, 02/01/33	2.9
Ocean Energy, Inc., Gtd. Notes, 4.375%, 10/01/07	2.6
Nationstar Home Equity Loan Trust, Ser. 2006-B, Class AV2, 5.45%, 09/25/36	2.1
Master Asset Backed Securities Trust, Ser. 2006-WMC3, Class A3, 5.42%, 08/25/36	2.1

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/07
U.S. Government & Agency	16.9%
Aaa	24.9
A	9.4
Baa	25.5
Not Rated	24.6
Total Investments	101.3
Liabilities in excess of other assets	–1.3
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2007, at the beginning of the period, and held through the six-month period ended June 30, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	5

Fees and Expenses (continued)

the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Short-Term Bond Fund, Inc./ Dryden Ultra Short Bond Fund		Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,020.90	0.96%	$4.81
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81

Class B	Actual	$1,000.00	$1,021.00	0.71%	$3.56
	Hypothetical	$1,000.00	$1,021.27	0.71%	$3.56

Class C	Actual	$1,000.00	$1,017.70	1.39%	$6.95
	Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95

Class R	Actual	$1,000.00	$1,019.60	1.18%	$5.91
	Hypothetical	$1,000.00	$1,018.94	1.18%	$5.91

Class Y	Actual	$1,000.00	$1,018.70	1.18%	$5.91
	Hypothetical	$1,000.00	$1,018.94	1.18%	$5.91

Class Z	Actual	$1,000.00	$1,021.00	0.71%	$3.56
	Hypothetical	$1,000.00	$1,021.27	0.71%	$3.56

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2007, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2007 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments

as of June 30, 2007 (Unaudited)

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 76.7%

ASSET BACKED SECURITIES 18.7%
American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A (c)	Baa1	5.79%	03/15/12	$900	$902,391
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A (c)	Baa1	5.82	02/15/12	172	172,363
Citigroup Mortgage Loan Trust, Inc. Ser. 2006-WFH3, Class A2 (c)	Aaa	5.42	10/25/36	1,000	999,236
Countrywide Asset Backed, Ser. 2004-7, Class 2AV3 (c)(d)	Aaa	5.85	02/25/35	795	799,620
Countrywide Asset Backed, Ser. 2006-S6, Class A1 (c)	Aaa	5.43	03/25/34	697	696,598
First Franklin Mortgage Loan Trust, Ser. 2006- FF13, Class A2B (c)	Aaa	5.42	10/25/36	1,000	999,739
Master Asset Backed Securities Trust, Ser. 2006-WMC3, Class A3 (c)	Aaa	5.42	08/25/36	1,000	999,731
MBNA Master Credit Card Trust, Ser. 2000-H, Class C, 144A (c)	BBB(b)	6.52	01/15/13	500	513,209
Morgan Stanley Asset Backed Securities Capital I, Ser. 2006-HE6, Class A2B (c)	Aaa	5.42	09/25/36	1,000	999,157
Nationstar Home Equity Loan Trust, Ser. 2006-B, Class AV2 (c)	Aaa	5.45	09/25/36	1,000	999,875
Residential Asset Mortgage Products, Inc., Ser. 2006-RZ4, Class A1 (c)	Aaa	5.41	10/25/36	763	762,582

Total asset backed securities					8,844,501

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	7

Schedule of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS 5.3%
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-C, Class A1 (c)	Aaa	5.65%	06/25/28	$738	$739,227
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1 (c)(d)	Aaa	5.63	10/25/28	764	764,751
Structured Asset Securities Corp., Ser. 2002-1A, Class 2A1 (c)	Aaa	6.702	02/25/32	226	225,657
Washington Mutual, Inc., Ser. 2003-AR6, Class A1 (c)	Aaa	4.333	06/25/33	781	782,049

Total collateralized mortgage obligations					2,511,684

COMMERCIAL MORTGAGE BACKED SECURITIES 4.2%
Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A1	AAA(b)	3.411	03/11/41	873	858,371
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2000-WF1, Class A1	AAA(b)	7.64	02/15/32	383	388,262
GS Mortgage Securities Corp. II, Ser. 1998-C1, Class B	AAA(b)	6.97	10/18/30	750	759,871

Total commercial mortgage backed securities					2,006,504

CORPORATE BONDS 31.6%

Airlines 0.2%
Continental Airlines, Inc., Pass-thru Certs., Ser. 00-2	Baa2	7.487	10/02/10	80	82,500

Automotive 1.6%
DaimlerChrysler North America Holding, Inc., M.T.N. (c)	Baa1	5.84	09/10/07	500	500,397
Johnson Controls, Inc. (c)	Baa1	5.5869	01/17/08	230	230,228

					730,625

See Notes to Financial Statements.

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Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Banking 0.5%
Popular North America Inc., Notes	A2	5.20%	12/12/07	$230	$229,612

Brokerage 0.9%
Bear Stearns Cos., Inc.	A1	2.875	07/02/08	445	433,397

Cable 1.1%
Cox Communications, Inc. (c)	Baa3	5.91	12/14/07	510	511,074

Capital Goods 0.6%
ERAC USA Finance Co., Gtd. Notes, 144A	Baa2	7.35	06/15/08	300	304,106

Chemicals 2.1%
ICI Wilmington, Inc., Gtd. Notes	Baa2	4.375	12/01/08	1,000	983,152

Electric 3.3%
Pacific Gas & Electric Co., First Mtge.	Baa1	3.60	03/01/09	500	485,212
PacifiCorp., First Mtge.	A3	4.30	09/15/08	600	592,015
Public Service Co. of Colorado, Collateral Trust, Ser. 14	A3	4.375	10/01/08	500	493,490

					1,570,717

Energy—Integrated 1.0%
Conocophil AU, Gtd. Notes (c)	A1	5.45	04/09/09	450	450,121

Energy—Other 3.2%
Anadarko Petroleum Corp. (c)	Baa3	5.76	09/15/09	290	290,258
Ocean Energy, Inc., Gtd. Notes	Baa3	4.375	10/01/07	1,240	1,236,376

					1,526,634

Foods 2.8%
Cargill, Inc., 144A	A2	3.625	03/04/09	580	564,070
Fred Meyer, Inc.	Baa2	7.45	03/01/08	250	253,117
Miller Brewing Co., 144A	Baa1	4.25	08/15/08	500	492,450

					1,309,637

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	9

Schedule of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Health Care & Insurance 1.4%
Anthem, Inc., Notes	Baa1	3.50%	09/01/07	$400	$398,705
Wellpoint, Inc., Notes	Baa1	4.25	12/15/09	270	261,537

					660,242

Health Care & Pharmaceutical 0.4%
Hospira, Inc., Notes	Baa3	4.95	06/15/09	190	188,118

Insurance 0.7%
Hartford Financial Services Group	A2	5.55	08/16/08	350	350,300

Lodging 2.1%
Carnival Corp., Gtd. Notes (Panama)	A3	3.75	11/15/07	1,000	994,035

Media & Entertainment 0.9%
Chancellor Media Corp.	Baa3	8.00	11/01/08	420	430,792

Pipelines & Other 2.5%
Atmos Energy Corp. (c)	Baa3	5.7306	10/15/07	560	559,996
Enterprise Products Operating LP, Sr. Notes	Baa3	4.00	10/15/07	300	298,757
Oneok, Inc., Sr. Unsecured Notes	Baa2	5.51	02/16/08	320	319,993

					1,178,746

Railroads 0.8%
Union Pacific Corp., Notes	Baa2	5.75	10/15/07	400	400,213

Real Estate Investment Trust 2.2%
Archstone-Smith Trust, Notes	Baa1	5.00	08/15/07	845	844,680
Mack-Cali Realty LP, Notes	Baa2	7.25	03/15/09	189	194,075

					1,038,755

Retail 1.4%
May Department Stores Co., Notes (a)	Baa2	3.95	07/15/07	685	684,506

Technology 0.7%
Motorola, Inc., Notes	Baa1	4.608	11/16/07	310	308,883

See Notes to Financial Statements.

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Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Telecommunications 1.2%
Deutsche Telekom International Fin. (Germany)	A3	8.00%	06/15/10	$305	$325,087
Telecom Italia Capital (Luxembourg)	Baa2	4.00	11/15/08	250	244,686

					569,773

Total corporate bonds					14,935,938

U.S. GOVERNMENT MORTGAGE BACKED SECURITIES 16.9%
Federal National Mortgage Association (c)		4.455	02/01/33	1,349	1,355,821
Federal National Mortgage Association (c)		4.715	12/01/32	493	497,491
Federal National Mortgage Association (c)		4.914	07/01/33	833	833,454
Federal National Mortgage Association (c)		4.917	12/01/32	619	621,150
Federal National Mortgage Association		6.50	06/01/16	252	257,899
Government National Mortgage Association		5.50	05/15/33- 06/15/33	2,090	2,032,763
Government National Mortgage Association		6.00	10/15/33- 11/15/34	2,125	2,118,988
Government National Mortgage Association		7.00	07/15/33	240	250,111

Total U.S. Government Mortgage Backed Securities					7,967,677

Total long-term investments (cost $36,861,974)					36,266,304

SHORT-TERM INVESTMENT 24.6%				Shares
Affiliated Money Market Mutual Fund 24.6%
Dryden Core Investment Fund—Taxable Money Market Series (cost $11,635,744) (e)				11,635,744	11,635,744

Total short-term investments (cost $11,635,744)					11,635,744

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	11

Schedule of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description	Moody’s Rating*	Interest Rate	Maturity Date	Shares	Value (Note 1)

Total Investments 101.3% (cost $48,497,718; Note 5)					$47,902,048
Liabilities in excess of other assets (f) (1.3%)					(616,781)

Net Assets 100.0%					$47,285,267

*	The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

LP—Limited Partnership

M.T.N.—Medium Term Note

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Segregated as collateral for financial futures contracts.
(b)	Standard & Poor’s rating.
(c)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at June 30, 2007.
(d)	Indicates a security that has been deemed illiquid.
(e)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(f)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Open future contracts outstanding at June 30, 2007:

Number of Contracts	Type	Expiration Date	Value at June 30, 2007	Value at Trade Date	Unrealized Appreciation
	Short Positions:
37	U.S. Treasury 2 Yr. Notes	Sept. 2007	$832,625	$835,360	$2,735
8	U.S. Treasury 5 Yr. Notes	Sept. 2007	7,539,906	7,548,011	8,105

					$10,840

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund	24.6%
Asset Backed Securities	18.7
U.S. Government Mortgage Backed Securities	16.9
Collateralized Mortgage Obligations	5.3
Commercial Mortgage Backed Securities	4.2
Electric	3.3
Energy—Other	3.2
Foods	2.8
Pipelines & Others	2.5
Real Estate Investment Trust	2.2
Chemicals	2.1
Lodging	2.1
Automotive	1.6
Health Care & Insurance	1.4
Retail	1.4
Telecommunications	1.2
Cable	1.1
Energy—Integrated	1.0
Brokerage	0.9
Media & Entertainment	0.9
Railroads	0.8
Insurance	0.7
Technology	0.7
Capital Goods	0.6
Banking	0.5
Health Care & Pharmaceutical	0.4
Airlines	0.2

101.3
Liabilities in excess of other assets	(1.3)

100.0%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	13

Statement of Assets and Liabilities

as of June 30, 2007 (Unaudited)

Assets
Investments, at value:
Unaffiliated investments (cost $36,861,974)	$36,266,304
Affiliated investments (cost $11,635,744)	11,635,744
Cash	293,758
Dividends and interest receivable	191,259
Prepaid expenses	215

Total assets	48,387,280

Liabilities
Payable for Fund shares reacquired	720,574
Accrued expenses	270,448
Dividends payable	63,369
Management fee payable	16,813
Due to broker—variation margin	13,484
Distribution fee payable	7,836
Transfer agent fee payable	7,395
Deferred directors' fees	2,094

Total liabilities	1,102,013

Net Assets	$47,285,267

Net assets were comprised of:
Common stock, at par	$4,864
Paid-in capital in excess of par	58,249,275

58,254,139
Distributions in excess of net investment income	(36,154)
Accumulated net realized loss on investments	(10,347,888)
Net unrealized depreciation on investments	(584,830)

Net assets June 30, 2007	$47,285,267

See Notes to Financial Statements.

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Class A
Net asset value, offering price and redemption price per share ($3,279,730 ÷ 337,180 shares of common stock issued and outstanding)	$9.73

Class B
Net asset value, offering price and redemption price per share ($1,116,957 ÷ 114,778 shares of common stock issued and outstanding)	$9.73

Class C
Net asset value, offering price and redemption price per share ($414,519 ÷ 42,599 shares of common stock issued and outstanding)	$9.73

Class R
Net asset value, offering price and redemption price per share ($2,500 ÷ 257 shares of common stock issued and outstanding)	$9.73

Class Y
Net asset value, offering price and redemption price per share ($28,850,342 ÷ 2,967,925 shares of common stock issued and outstanding)	$9.72

Class Z
Net asset value, offering price and redemption price per share ($13,621,219 ÷ 1,400,851 shares of common stock issued and outstanding)	$9.72

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	15

Statement of Operations

Six Months Ended June 30, 2007 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$1,136,334
Affiliated dividend income	175,412

Total income	1,311,746

Expenses
Management fee	137,828
Distribution fee—Class A	3,928
Distribution fee—Class C	1,493
Distribution fee—Class R	6
Distribution fee—Class Y	73,541
Custodian's fees and expenses	27,000
Transfer agent's fee and expenses (including affiliated expense of $17,000)	21,000
Audit fee	11,000
Legal fees and expenses	11,000
Directors' fees	6,000
Registration fees	4,000
Reports to shareholders	2,000
Insurance	1,000
Miscellaneous	1,625

Total expenses	301,421

Less: Management fee waiver (Note 2)	(27,566)

Net Expenses	273,855

Net investment income	1,037,891

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(277,746)
Financial futures transactions	119,807

(157,939)

Net change in unrealized appreciation (depreciation) on:
Investments	354,728
Financial futures contracts	(53,697)

301,031

Net gain on investments	143,092

Net Increase In Net Assets Resulting From Operations	$1,180,983

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,037,891	$2,657,414
Net realized loss on investment transactions	(157,939)	(107,032)
Net change in unrealized appreciation on investments	301,031	834,872

Net increase in net assets resulting from operations	1,180,983	3,385,254

Dividends from net investment income (Note 1)
Class A	(63,346)	(160,270)
Class B	(29,197)	(68,249)
Class C	(7,830)	(12,373)
Class R	(47)	(88)
Class Y	(595,534)	(1,636,967)
Class Z	(398,550)	(898,152)

	(1,094,504)	(2,776,099)

Fund share transactions (Net of share conversions) (Note 4)
Net proceeds from shares sold	3,594,602	14,403,413
Net asset value of shares issued to shareholders in reinvestment of dividends	888,770	2,386,349
Cost of shares reacquired	(18,631,024)	(63,363,175)

Net decrease in net assets from Fund share transactions	(14,147,652)	(46,573,413)

Total decrease	(14,061,173)	(45,964,258)

Net Assets
Beginning of period	61,346,440	107,310,698

End of period (a)	$47,285,267	$61,346,440

(a) Includes undistributed net investment income of:	$—	$20,459

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	17

Notes to Financial Statements

(Unaudited)

Dryden Short-Term Bond Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund consists of two portfolios—Dryden Ultra Short Bond Fund (the “Portfolio”) and the Dryden Short-Term Corporate Bond Fund. The financial statements of the other portfolio are not presented herein. The Portfolio commenced operations on April 2, 2003.

The Portfolio’s investment objective is high current income consistent with the preservation of principal. Under normal circumstances, the Portfolio invests at least 80% of its investable assets in bonds of corporations with maturities of six years or less. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Portfolio in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance

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with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2007 there were no securities whose values were adjusted in accordance with procedures approved by the Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Fund’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level or class level.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Federal Income Taxes: For federal income tax purposes, each portfolio in the Fund is treated as a separate tax paying entity. It is the Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

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Note 2. Agreements

The Fund has a management agreement on behalf of the Portfolio with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Portfolio. In connection therewith, PIM is obligated to keep certain books and records of the Portfolio. PI pays for the services of PIM, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and bookkeeping costs of the Portfolio. The Portfolio bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50 of 1% of average daily net assets up to $1 billion and .45 of 1% of average daily net assets in excess of $1 billion. PI has agreed to voluntarily waive a portion of the Portfolio’s management fee, which amounted to $27,566. Such amount represents .10 of 1% of the Portfolio’s average daily net assets, or $.01 per share. The Portfolio is not required to reimburse PI for such waiver. The effective management fee rate was .50% before the waiver and .40% after the waiver.

The Portfolio has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Y and Class Z shares of the Portfolio Class Z shares of the Fund. The Portfolio compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R, and Class Y shares, pursuant to plans of distribution (the ‘Class A, B, C, R and Y Plans’), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Portfolio.

Pursuant to the Class A, B, C, R and Y Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B, C, R and Class Y shares, respectively. For the six months ended June 30, 2007, PIMS contractually agreed to limit such fees to .25 of 1%, .75 of 1%, .50 of 1%, and .50 of 1% of the average daily net assets of the Class A, C, R and Y shares respectively. Such expenses under the Plans were .25 of 1%, 0%, .75 of 1%, .50 of 1% and .50 of 1% of average daily net assets for Class A, Class B, Class C, Class R and Class Y, respectively. On June 6, 2007, Class A, C, R and Y rates were reduced to .25 of 1% due to the upcoming Fund liquidation on or about September 14, 2007. (See Note 8.)

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

PIMS has advised the Portfolio that for the six months ended June 30, 2007, it received approximately $300 in contingent deferred sales charges imposed upon redemptions by certain Class B shareholders.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA which was renewed on October 27, 2006, provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .07 of 1% of the unused portion of the SCA. The expiration date of the SCA will be October 26, 2007. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2007.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolio pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended June 30, 2007, the Portfolio incurred approximately $3,000 in total networking fees of which $2,800 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

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Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2007, aggregated $433,913 and $21,673,262, respectively. United States government securities represent $433,913 and $873,038 of these purchases and sales, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Portfolio’s investments and the net unrealized depreciation as of June 30, 2007 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$48,557,035	$12,107	$(667,094)	$(654,987)

The difference between book and tax basis was primarily attributable to differences in the treatment of discount amortization for book and tax purposes.

For federal income tax purposes, the Portfolio had a capital loss carryforward at December 31, 2006 of approximately $9,645,000 of which $930,000 expires in 2011, $3,245,000 expires in 2012, $3,999,000 expires in 2013 and $1,471,000 expires in 2014. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Due to the upcoming liquidation (see note 8) the Fund will not be able to realize the full benefit prior to the liquidation.

In addition, the Portfolio elected to treat post-October capital losses of approximately $187,000 incurred in the two month period ended December 31, 2006 as having been incurred in the current fiscal year.

Note 6. Capital

The Portfolio offers Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class B shares are sold with a contingent deferred sales charge (CDSC) which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months from the dates of purchase. Class Y shares convert to Class A when the value of an investors account in Class Y shares reach $1 million or more. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class A shares may be subject to a CDSC of 1%. Class R, Class Y and Class Z shares are not subject to any sales or redemption charge. Class Z is offered exclusively for sale to a limited group of investors.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

There are 281.25 million authorized shares, $.001 par value common stock, divided into six classes, which consists of 31,250,000 authorized shares of each Class A, Class B, Class C, Class R and Class Z common stock and 125,000,000 shares of Class Y.

Class A	Shares	Amount
Six months ended June 30, 2007:
Shares sold	52,694	$512,664
Shares issued in reinvestment of dividends	4,652	45,263
Shares reacquired	(89,691)	(872,507)

Net increase (decrease) in shares outstanding before conversion	(32,345)	(314,580)
Shares issued upon conversion from Class B	18,800	182,927

Net increase (decrease) in shares outstanding	(13,545)	$(131,653)

Year ended December 31, 2006:
Shares sold	214,543	$2,071,790
Shares issued in reinvestment of dividends	12,974	125,478
Shares reacquired	(621,663)	(6,009,341)

Net increase (decrease) in shares outstanding before conversion	(394,146)	(3,812,073)
Shares issued upon conversion from Class B and Y	117,344	1,136,883

Net increase (decrease) in shares outstanding	(276,802)	$(2,675,190)

Class B
Six months ended June 30, 2007:
Shares sold	3,697	$35,985
Shares issued in reinvestment of dividends	1,117	10,873
Shares reacquired	(25,917)	(252,254)

Net increase (decrease) in shares outstanding before conversion	(21,103)	(205,396)
Shares redeemed upon conversion to Class A	(18,800)	(182,927)

Net increase (decrease) in shares outstanding	(39,903)	$(388,323)

Year ended December 31, 2006:
Shares sold	1,301	$12,553
Shares issued in reinvestment of dividends	3,110	30,093
Shares reacquired	(59,773)	(578,147)

Net increase (decrease) in shares outstanding before conversion	(55,362)	(535,501)
Shares redeemed upon conversion to Class A	(11,972)	(115,828)

Net increase (decrease) in shares outstanding	(67,334)	$(651,329)

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Class C	Shares	Amount
Six months ended June 30, 2007:
Shares sold	16,641	$161,922
Shares issued in reinvestment of dividends	507	4,931
Shares reacquired	(16,815)	(163,703)

Net increase (decrease) in shares outstanding	333	$3,150

Year ended December 31, 2006:
Shares sold	5,181	$50,052
Shares issued in reinvestment of dividends	825	7,981
Shares reacquired	(7,950)	(76,747)

Net increase (decrease) in shares outstanding	(1,944)	$(18,714)

Class R
Six months ended June 30, 2007:
Shares sold	—	—
Shares issued in reinvestment of dividends	1	$9
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	1	$9

Class Y
Six months ended June 30, 2007:
Shares sold	82,538	$802,377
Shares issued in reinvestment of dividends	47,808	464,874
Shares reacquired	(746,798)	(7,260,148)

Net increase (decrease) in shares outstanding	(616,452)	$(5,992,897)

Year ended December 31, 2006:
Shares sold	188,334	$1,818,865
Shares issued in reinvestment of dividends	137,516	1,328,796
Shares reacquired	(4,439,624)	(42,872,031)

Net increase (decrease) in shares outstanding before conversion	(4,113,774)	(39,724,370)
Shares redeemed upon conversion to Class A	(105,481)	(1,021,055)

Net increase (decrease) in shares outstanding	(4,219,255)	$(40,745,425)

Class Z
Six months ended June 30, 2007:
Shares sold	214,016	$2,081,654
Shares issued in reinvestment of dividends	37,312	362,820
Shares reacquired	(1,036,628)	(10,082,412)

Net increase (decrease) in shares outstanding	(785,300)	$(7,637,938)

Year ended December 31, 2006:
Shares sold	1,082,214	10,450,153
Shares issued in reinvestment of dividends	92,409	894,001
Shares reacquired	(1,430,254)	(13,826,909)

Net increase (decrease) in shares outstanding	(255,631)	$(2,482,755)

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	25

Notes to Financial Statements

(Unaudited) Cont’d

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including but not limited to, further implementation guidance expected from FASB, and ongoing analysis of tax laws, regulations, and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Due to the upcoming liquidation (see note 8) there will not be any impact to the financial statements.

Note 8. Other

On June 6, 2007, the Board of Directors approved a liquidation of the Dryden Ultra Short Bond Fund. This will take place on or about September 14, 2007. On the liquidation date, the assets of the Fund will be liquidated through redemption of all outstanding shares.

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Financial Highlights

(Unaudited)

JUNE 30, 2007	SEMIANNUAL REPORT

Dryden Short-Term Bond Fund, Inc./

Dryden Ultra Short Bond Fund

Financial Highlights

(Unaudited)

	Class A

	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.71

Income from investment operations:
Net investment income(b)	.18
Net realized and unrealized gain (loss) on investment transactions	.03

Total from investment operations	.21

Less Distributions:
Dividends from net investment income	(.19)

Net asset value, end of period	$9.73

Total Investment Return(d):	2.09%
Ratios/Supplemental Data(e):
Net assets, end of period (000)	$3,280
Average net assets (000)	$3,170
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	.96	%(i)
Expenses, excluding distribution and service (12b-1) fees	.71	%(i)
Net investment income	3.83	%(i)
For Class A, B, C, R, Y and Z shares:
Portfolio turnover rate	1	%(h)

(a)	Commencement of offering of Class A shares.
(b)	Net of management fee waiver.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total Investment returns may reflect adjustment to conform to generally accepted accounting principles. Total investment return for periods of less than one full year is not annualized.
(e)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.06%, .81% and 3.73%, respectively, for six months ended June 30, 2007, 1.20%, .95% and 3.28%, respectively, for year ended December 31, 2006, 1.15%, .90% and 2.27%, respectively, for the year ended December 31, 2005, 1.02%, .77% and 1.95%, respectively for the year ended December 31, 2004 and 1.08%, .83% and 1.24%, respectively, for the period ended December 31, 2003.
(f)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.
(g)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 2, 2003.
(h)	Not Annualized.
(i)	Annualized.

See Notes to Financial Statements.

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Class A
Year Ended December 31,			April 2, 2003(a) through December 31, 2003
2006	2005	2004

$9.64	$9.69	$9.89	$10.00

.35	.24	.10	.11	(c )
.07	(.02)	.01	(.02)

.42	.22	.11	.09

(.35)	(.27)	(.31)	(.20)

$9.71	$9.64	$9.69	$9.89

4.38%	2.27%	1.10%	.89%

$3,407	$6,049	$17,071	$61,342
$4,541	$9,571	$40,749	$67,777

1.10%	.98%	.78%	.78	%(g)
.85%	.73%	.53%	.53	%(g)
3.38%	2.44%	2.19%	1.54	%(g)

20%	13%	19%	19	%(h)

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class B

	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.72

Income from investment operations:
Net investment income(b)	.19
Net realized and unrealized gain (loss) on investment transactions	.03

Total from investment operations	.22

Less Distributions:
Dividends from net investment income	(.21)

Net asset value, end of period	$9.73

Total Investment Return(d):	2.10%
Ratios/Supplemental Data(e):
Net assets, end of period (000)	$1,117
Average net assets (000)	$1,383
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.71	%(g)
Expenses, excluding distribution and service (12b-1) fees	.71	%(g)
Net investment income	4.05	%(g)

(a)	Commencement of offering of Class B shares.
(b)	Net of management fee waiver.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total Investment returns may reflect adjustment to conform to generally accepted accounting principles. Total investment return for periods of less than one full year is not annualized.
(e)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be .81%, .81% and 3.95%, respectively, for six months ended June 30, 2007, .95%, .95% and 3.53%, respectively, for year ended December 31, 2006, 1.90%, .90% and 1.54%, respectively, for the year ended December 31, 2005, 1.77%, .77% and .30%, respectively for the year ended December 31, 2004 and 1.84%, .84% and .52%, respectively, for the period ended December 31, 2003.
(f)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 16, 2003.
(g)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended December 31,			April 16, 2003(a) through December 31, 2003
2006	2005	2004

$9.64	$9.70	$9.90	$10.00

.37	.17	.04	.06	(c)
.08	(.03)	(.01)	(.02)

.45	.14	.03	.04

(.37)	(.20)	(.23)	(.14)

$9.72	$9.64	$9.70	$9.90

4.69%	1.41%	.34%	.44%

$1,503	$2,141	$3,502	$4,054
$1,837	$2,828	$3,829	$3,041

.85%	1.73%	1.53%	1.54	%(f)
.85%	.73%	.53%	.54	%(f)
3.63%	1.71%	.54%	.83	%(f)

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class C

	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.72

Income from investment operations:
Net investment income(b)	.16
Net realized and unrealized gain (loss) on investment transactions	.02

Total from investment operations	.18

Less Distributions:
Dividends from net investment income	(.17)

Net asset value, end of period	$9.73

Total Investment Return(d):	1.77%
Ratios/Supplemental Data(e):
Net assets, end of period (000)	$415
Average net assets (000)	$441
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.39	%(i)
Expenses, excluding distribution and service (12b-1) fees	.71	%(i)
Net investment income	3.38	%(i)

(a)	Commencement of offering of Class C shares.
(b)	Net of management fee waiver.
(c)	Calculated based upon weighted average shares outstanding during the period.
(d)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total Investment returns may reflect adjustment to conform to generally accepted accounting principles. Total investment return for periods of less than one full year is not annualized.
(e)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.49%, .81% and 3.28%, respectively, for six months ended June 30, 2007, 1.70%, .95% and 2.78%, respectively, for year ended December 31, 2006, 1.65%, .90% and 1.80%, respectively, for the year ended December 31, 2005 and 1.52%, .77% and .99%, respectively for the year ended December 31, 2004 and 1.60%, .85% and .76%, respectively, for the period ended December 31, 2003.
(f)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average net assets of the Class C shares.
(g)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 27, 2003.
(h)	Amount represents less than $0.005 per share.
(i)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended December 31,			April 27, 2003(a) through December 31, 2003
2006	2005	2004

$9.64	$9.70	$9.90	$10.00

.30	.19	.06	.07	(c)
.08	(.03)	.00 (h)	(.02)

.38	.16	.06	.05

(.30)	(.22)	(.26)	(.15)

$9.72	$9.64	$9.70	$9.90

3.97%	1.66%	.60%	.51%

$411	$426	$619	$1,333
$399	$540	$909	$699

1.60%	1.48%	1.28%	1.30	%(g)
.85%	.73%	.53%	.55	%(g)
2.88%	1.97%	1.23%	1.09	%(g)

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	33

Financial Highlights

(Unaudited) Cont’d

	Class R

	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.71

Income from investment operations:
Net investment income(b)	.17
Net realized and unrealized gain (loss) on investment transactions	.03

Total from investment operations	.20

Less Distributions:
Dividends from net investment income	(.18)

Net asset value, end of period	$9.73

Total Investment Return(c):	1.96%
Ratios/Supplemental Data(d):
Net assets, end of period(e)	$2,500
Average net assets(e)	$2,492
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.18	%(h)
Expenses, excluding distribution and service (12b-1) fees	.71	%(h)
Net investment income	3.56	%(h)

(a)	Commencement of offering of Class R shares.
(b)	Net of management fee waiver.
(c)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total Investment returns may reflect adjustment to conform to generally accepted accounting principles. Total investment return for periods of less than one full year is not annualized.
(d)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.28%, .81% and 3.46%, respectively, for six months ended June 30, 2007, 1.45%, .95% and 3.27%, respectively, for year ended December 31, 2006, 1.40%, .90% and 2.21%, respectively, for the year ended December 31, 2005 and 1.27%, .77% and (2.52)%, respectively, for the period ended December 31, 2004.
(e)	Figure is actual and not rounded to the nearest thousand.
(f)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average net assets of the Class R shares.
(g)	Ratios presented above have been annualized from the date of the first subscription which occurred on June 14, 2004.
(h)	Annualized.

See Notes to Financial Statements.

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Class R
Year Ended December 31,		June 14, 2004(a) through December 31, 2004
2006	2005

$9.64	$9.69	$9.77

.35	.23	(.01)
.07	(.02)	.12

.42	.21	.11

(.35)	(.26)	(.19)

$9.71	$9.64	$9.69

4.36%	2.18%	1.21%

$2,488	$2,469	$2,482
$2,477	$2,475	$1,576

1.35%	1.23%	1.03	%(g)
.85%	.73%	.53	%(g)
3.37%	2.38%	(2.28	)%(g)

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	35

Financial Highlights

(Unaudited) Cont’d

	Class Y

	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.71

Income from investment operations:
Net investment income(b)	.18
Net realized and unrealized gain (loss) on investment transactions	.01

Total from investment operations	.19

Less Distributions:
Dividends from net investment income	(.18)

Net asset value, end of period	$9.72

Total Investment Return(d):	1.87%
Ratios/Supplemental Data(e):
Net assets, end of period (000)	$28,850
Average net assets (000)	$31,679
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.18	%(h)
Expenses, excluding distribution and service (12b-1) fees	.71	%(h)
Net investment income	3.59	%(h)

(a)	Commencement of offering of Class Y shares.
(b)	Net of management fee waiver.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total Investment returns may reflect adjustment to conform to generally accepted accounting principles. Total investment return for periods of less than one full year is not annualized.
(e)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.28%, .81% and 3.49%, respectively, for six months ended June 30, 2007, 1.45%, .95% and 2.95%, respectively, for year ended December 31, 2006, 1.40%, .90% and 2.03%, respectively, for the year ended December 31, 2005 and 1.27%, .77% and 1.21%, respectively for the year ended December 31, 2004 and 1.33%, .83% and .98%, respectively, for the period ended December 31, 2003.
(f)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average net assets of the Class Y shares.
(g)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 2, 2003.
(h)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Y
Year Ended December 31,			April 2, 2003(a) through December 31, 2003
2006	2005	2004

$9.63	$9.69	$9.89	$10.00

.31	.21	.09	.09	(c)
.08	(.03)	(.01)	(.02)

.39	.18	.08	.07

(.31)	(.24)	(.28)	(.18)

$9.71	$9.63	$9.69	$9.89

4.08%	1.91%	.84%	.73%

$34,794	$75,162	$150,816	$289,021
$51,923	$112,139	$220,088	$280,580

1.35%	1.23%	1.03%	1.03	%(g)
.85%	.73%	.53%	.53	%(g)
3.05%	2.20%	1.45%	1.28	%(g)

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	37

Financial Highlights

(Unaudited) Cont’d

	Class Z

	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.71

Income from investment operations:
Net investment income(b)	.18
Net realized and unrealized gain (loss) on investment transactions	.04

Total from investment operations	.22

Less Distributions:
Dividends from net investment income	(.21)

Net asset value, end of period	$9.72

Total Return(d):	2.10%
Ratios/Supplemental Data(e):
Net assets, end of period (000)	$13,621
Average net assets (000)	$18,913
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.71	%(g)
Expenses, excluding distribution and service (12b-1) fees	.71	%(g)
Net investment income	4.04	%(g)

(a)	Commencement of offering of Class Z shares.
(b)	Net of management fee waiver.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total Investment returns may reflect adjustment to conform to generally accepted accounting principles. Total investment return for periods of less than one full year is not annualized.
(e)	The manager of the Fund has voluntarily agreed to waive a portion of the management fee. If the manager had not waived expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be .81%, .81% and 3.94%, respectively, for six months ended June 30, 2007, .95%, .95% and 3.51%, respectively, for year ended December 31, 2006, .90%, .90% and 2.54%, respectively, for the year ended December 31, 2005 and .77%, .77% and 1.32%, respectively for the year ended December 31, 2004 and .83%, .83% and 1.51%, respectively, for the period ended December 31, 2003.
(f)	Ratios presented above have been annualized from the date of the first subscription which occurred on April 2, 2003.
(g)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,			April 2, 2003(a) through December 31, 2003
2006	2005	2004

$9.64	$9.69	$9.89	$10.00

.37	.27	.14	.13	(c)
.07	(.03)	(.01)	(.02)

.44	.24	.13	.11

(.37)	(.29)	(.33)	(.22)

$9.71	9.64	$9.69	$9.89

4.63%	2.54%	1.35%	1.06%

$21,230	$23,530	$40,147	$48,193
$23,369	$31,912	$44,429	$45,037

.85%	.73%	.53%	.53	%(f)
.85%	.73%	.53%	.53	%(f)
3.61%	2.71%	1.56%	1.81	%(f)

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund	39

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Dryden Short-Term Bond Fund, Inc. oversees the management of the Dryden Ultra Short Bond Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 6-7, 2007 and approved the renewal of the agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

At the meetings held on June 6-7, 2007, the Board also considered and evaluated a proposal from PI that recommended that the Board approve the redemption of all of the shares of the Fund, and the payment of the net asset value of the redeemed shares to the Fund’s shareholders. Based on its evaluation of the materials submitted by PI and other factors, the Board accepted PI’s recommendation and approved the redemption of the Fund’s shares. As a result, the Board noted that its renewal of the Fund’s management and subadvisory agreements was intended on an interim basis only, to remain in effect until the share redemptions were completed later in the year.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-7, 2007.

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and the fees of the non-Independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

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Performance of Ultra Short Bond Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund’s performance was in the third quartile over the one-year and three-year periods in relation to the group of comparable funds in a Peer Universe (the Lipper retail and institutional Ultra-Short Obligation Funds Performance Universe). The Board further noted that the renewal of the management and subadvisory agreements was interim in nature, pending completion of the redemption of the Fund’s shares expected to be completed later in 2007.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds.

The Fund’s actual management fee (which reflects the impact of any fee waivers, subsidies or expense caps) of 0.400% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing contractual reduction of the management fee by 0.10% at each fee breakpoint. The Board concluded that the management and subadvisory fees were reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund

Approval of Advisory Agreements (continued)

realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance
Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Short-Term Bond Fund, Inc./Dryden Ultra Short Bond Fund
Share Class	A	B	C	R	Y	Z
NASDAQ	PDUAX	N/A	N/A	N/A	PDUYX	PDUZX
CUSIP	26248R107	26248R206	26248R305	26249P100	26248R503	26248R404

MF193E2    IFS-A136995    Ed. 08/2007

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Short-Term Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 23, 2007

*	Print the name and title of each signing officer under his or her signature.